Pacific Financial Group MUTUAL FUNDS
RiskPro® PFG Aggressive 30+ Fund	Class R Shares PFSUX

RiskPro® PFG 30+ Fund	Class R Shares PFSMX

RiskPro® 30+ Fund	Class R Shares PFSEX

RiskPro® Aggressive 30+ Fund	Class R Shares PFLWX

RiskPro® Dynamic 0-10 Fund	Class R Shares PFDOX

RiskPro® Dynamic 15-25 Fund	Class R Shares PFDPX

RiskPro® Dynamic 20-30 Fund	Class R Shares PFJDX

RiskPro® PFG Balanced 20-30 Fund	Class R Shares PFDBX

RiskPro® PFG Equity 30+ Fund	Class R Shares PFDEX

RiskPro® PFG Global 30+ Fund	Class R Shares PFDGX

RiskPro® Tactical 0-30 Fund	Class R Shares PFTEX

RiskPro® PFG 0-15 Fund	Class R Shares PFADX

RiskPro® Alternative 0-15 Fund	Class R Shares PFAOX

(each a series of Northern Lights Fund Trust)

Supplement dated December 31, 2018
to the Prospectus dated August 28, 2018

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Please be advised, that effective December 31, 2018, the fee table and the expense example of each of the Funds has been amended and restated as shown below.

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RiskPro® PFG AGGRESSIVE 30+ Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	0.52%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.27%
Acquired Fund Fees and Expenses (2)	0.93%
Total Annual Fund Operating Expenses	2.95%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$298	$913

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RiskPro® PFG 30+ Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	0.56%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.74%
Total Annual Fund Operating Expenses (2)	2.80%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$283	$868

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RiskPro® 30+ Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	0.53%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.28%
Acquired Fund Fees and Expenses (2)	0.40%
Total Annual Fund Operating Expenses	2.43%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$246	$758

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RiskPro® Aggressive 30+ Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.57%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.32%
Acquired Fund Fees and Expenses (2)	0.68%
Total Annual Fund Operating Expenses	2.75%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$278	$853

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RiskPro® Dynamic 0-10 Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.51%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses (2)	2.52%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$255	$785

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RiskPro® Dynamic 15-25 Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.52%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses (2)	2.60%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$263	$808

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RiskPro® Dynamic 20-30 Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.54%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.29%
Acquired Fund Fees and Expenses (2)	0.40%
Total Annual Fund Operating Expenses	2.44%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$247	$761

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RiskPro® PFG Balanced 20-30 Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	0.51%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.60%
Total Annual Fund Operating Expenses (2)	2.61%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$264	$811

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RiskPro® PFG Equity 30+ Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.53%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.28%
Acquired Fund Fees and Expenses (2)	0.37%
Total Annual Fund Operating Expenses	2.40%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$243	$748

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RiskPro® PFG Global 30+ Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.53%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.28%
Acquired Fund Fees and Expenses (2)	1.01%
Total Annual Fund Operating Expenses	3.04%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$307	$939

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RiskPro® Tactical 0-30 Fund

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.58%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.33%
Acquired Fund Fees and Expenses (2)	0.89%
Total Annual Fund Operating Expenses	2.97%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$300	$918

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RiskPro® PFG 0-15 FUND

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.60%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.35%
Acquired Fund Fees and Expenses (2)	0.80%
Total Annual Fund Operating Expenses	2.90%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$293	$898

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RiskPro® Alternative 0-15 FUND

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	0.60%
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.35%
Acquired Fund Fees and Expenses (2)	0.99%
Total Annual Fund Operating Expenses	3.09%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$312	$954

__________________________

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated August 28, 2018. These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-451-TPFG.

Please retain this Supplement for future reference.